JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.8%
Aerospace & Defense — 1.9%
Northrop Grumman Corp.	6,405	2,020,714
Raytheon Technologies Corp.	5,639	324,468

		2,345,182

Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	556	92,646

Airlines — 0.1%
Delta Air Lines, Inc.	3,247	99,293

Automobiles — 0.4%
Tesla, Inc. *	1,167	500,655

Banks — 3.5%
Bank of America Corp.	14,298	344,439
Huntington Bancshares, Inc.	28,115	257,814
KeyCorp	43,702	521,365
Regions Financial Corp.	13,635	157,212
SVB Financial Group *	2,367	569,547
Truist Financial Corp.	54,532	2,074,943
Wells Fargo & Co.	15,783	371,058

		4,296,378

Beverages — 3.1%
Coca-Cola Co. (The)	40,919	2,020,171
Constellation Brands, Inc., Class A	9,127	1,729,658

		3,749,829

Biotechnology — 2.6%
AbbVie, Inc.	23,269	2,038,132
Alexion Pharmaceuticals, Inc. *	2,183	249,801
Biogen, Inc. *	1,539	436,584
Regeneron Pharmaceuticals, Inc. *	422	236,227
Vertex Pharmaceuticals, Inc. *	953	259,330

		3,220,074

Building Products — 0.6%
Masco Corp.	1,314	72,441
Trane Technologies plc	5,048	612,070

		684,511

Capital Markets — 2.1%
Ameriprise Financial, Inc.	4,528	697,810
BlackRock, Inc.	810	456,476
Morgan Stanley	24,935	1,205,607
State Street Corp.	4,562	270,663

		2,630,556

Chemicals — 1.6%
Corteva, Inc.	4,320	124,459
DuPont de Nemours, Inc.	2,171	120,447
Eastman Chemical Co.	15,436	1,205,861
Linde plc (United Kingdom)	2,101	500,311

		1,951,078

Consumer Finance — 0.4%
Capital One Financial Corp.	6,300	452,718

Containers & Packaging — 1.0%
Crown Holdings, Inc. *	16,301	1,252,895

Diversified Financial Services — 0.1%
Voya Financial, Inc.	1,830	87,712

Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	3,218	191,439

Electric Utilities — 3.7%
Entergy Corp.	1,577	155,382
NextEra Energy, Inc.	10,204	2,832,222
Xcel Energy, Inc.	23,029	1,589,231

		4,576,835

Electrical Equipment — 2.1%
AMETEK, Inc.	1,262	125,443
Eaton Corp. plc	23,395	2,386,992

		2,512,435

Entertainment — 1.8%
Netflix, Inc. *	4,510	2,255,135

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equinix, Inc.	222	168,749
Prologis, Inc.	21,780	2,191,504
SBA Communications Corp.	938	298,734
Ventas, Inc.	9,493	398,326

		3,057,313

Food Products — 0.2%
Mondelez International, Inc., Class A	3,438	197,513

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	11,341	912,043
Boston Scientific Corp. *	54,942	2,099,334
Intuitive Surgical, Inc. *	750	532,155
Zimmer Biomet Holdings, Inc.	4,115	560,216

		4,103,748

Health Care Providers & Services — 3.5%
Cigna Corp.	11,098	1,880,112
McKesson Corp.	1,684	250,798
Quest Diagnostics, Inc.	3,028	346,676
UnitedHealth Group, Inc.	5,607	1,748,095

		4,225,681

Hotels, Restaurants & Leisure — 2.2%
Hilton Worldwide Holdings, Inc.	609	51,960
McDonald’s Corp.	6,789	1,490,118
Yum! Brands, Inc.	13,271	1,211,642

		2,753,720

Household Durables — 0.1%
KB Home	1,562	59,965
Toll Brothers, Inc.	1,360	66,178

		126,143

Household Products — 0.9%
Procter & Gamble Co. (The)	7,863	1,092,878

Industrial Conglomerates — 0.5%
Honeywell International, Inc.	3,778	621,897

Insurance — 1.8%
American International Group, Inc.	7,504	206,585
Chubb Ltd.	7,362	854,875
Progressive Corp. (The)	11,732	1,110,669

		2,172,129

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A *	2,271	3,328,377
Alphabet, Inc., Class C *	1,350	1,983,960
Facebook, Inc., Class A *	4,234	1,108,885

		6,421,222

Internet & Direct Marketing Retail — 6.3%
Amazon.com, Inc. *	2,364	7,443,598
Booking Holdings, Inc. *	155	265,155

		7,708,753

IT Services — 7.4%
Automatic Data Processing, Inc.	1,798	250,803
Booz Allen Hamilton Holding Corp.	6,668	553,311
FleetCor Technologies, Inc. *	5,637	1,342,170
Leidos Holdings, Inc.	16,733	1,491,747
Mastercard, Inc., Class A	13,450	4,548,386
Okta, Inc. *	831	177,709
PayPal Holdings, Inc. *	3,655	720,145

		9,084,271

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	1,695	748,376

Machinery — 1.4%
Deere & Co.	1,821	403,588
Stanley Black & Decker, Inc.	7,843	1,272,135

		1,675,723

Media — 2.1%
Altice USA, Inc., Class A *	12,539	326,014
Charter Communications, Inc., Class A *	2,297	1,434,109
Comcast Corp., Class A	12,973	600,131
Discovery, Inc., Class A * (a)	4,595	100,033
Discovery, Inc., Class C *	3,882	76,087

		2,536,374

Multi-Utilities — 0.5%
CMS Energy Corp.	9,318	572,218

Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp.	8,007	576,504
Diamondback Energy, Inc.	7,184	216,382
Pioneer Natural Resources Co.	7,759	667,196
Williams Cos., Inc. (The)	4,867	95,637

		1,555,719

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	700	152,775

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	24,576	1,481,687
Elanco Animal Health, Inc. *	6,988	195,175
Eli Lilly and Co.	11,500	1,702,230
Johnson & Johnson	1,847	274,981
Merck & Co., Inc.	6,461	535,940

		4,190,013

Road & Rail — 2.6%
Lyft, Inc., Class A *	7,203	198,442
Norfolk Southern Corp.	11,934	2,553,757
Uber Technologies, Inc. *	2,367	86,348
Union Pacific Corp.	1,556	306,330

		3,144,877

Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc. *	16,244	1,331,846
Analog Devices, Inc.	15,021	1,753,552
ASML Holding NV (Registered), NYRS (Netherlands)	3,254	1,201,605
Lam Research Corp.	1,254	416,014
NVIDIA Corp.	842	455,707
NXP Semiconductors NV (Netherlands)	12,229	1,526,301
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	18,538	1,502,876
Texas Instruments, Inc.	13,652	1,949,369

		10,137,270

Software — 9.4%
Ceridian HCM Holding, Inc. *	3,219	266,050
Microsoft Corp.	39,724	8,355,149
Paylocity Holding Corp. *	1,311	211,622
salesforce.com, Inc. *	9,548	2,399,603
Workday, Inc., Class A *	961	206,740

		11,439,164

Specialty Retail — 3.8%
Best Buy Co., Inc.	1,269	141,227
Home Depot, Inc. (The)	2,262	628,180
Lowe’s Cos., Inc.	4,568	757,648
O’Reilly Automotive, Inc. *	4,742	2,186,441
Ross Stores, Inc.	5,874	548,162
TJX Cos., Inc. (The)	7,121	396,284

		4,657,942

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	53,605	6,207,995

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	2,782	349,252

Tobacco — 0.3%
Altria Group, Inc.	8,522	329,290
Philip Morris International, Inc.	1,200	89,988

		419,278

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	4,395	502,612

TOTAL COMMON STOCKS (Cost $76,477,332)		120,754,227

	No. of Rights
RIGHTS — 0.0%(b)
Pharmaceuticals — 0.0%(b)
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020* (Cost $4,677)	2,196	4,941

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (c) (d) (Cost $1,460,755)	1,460,755	1,460,755

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(c)(d)(Cost $81,607)	81,607	81,607

TOTAL SHORT-TERM INVESTMENTS (Cost $1,542,362)		1,542,362

Total Investments — 100.1% (Cost $78,024,371)		122,301,530
Liabilities in Excess of Other Assets — (0.1)%		(151,536)

Net Assets — 100.0%		122,149,994

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights
NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is $80,027.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4	12/2020	USD	669,900	5,049

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$122,301,530	$—	$—	$122,301,530

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,049	$—	$—	$5,049

(a)	Please refer to the SOI for specifics of Portfolio holdings.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	$173,461	$8,910,901	$9,002,755	$—	$—	$81,607	81,607	$681	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	1,567,844	14,693,953	14,801,042	—	—	1,460,755	1,460,755	4,884	—

Total	$1,741,305	$23,604,854	$23,803,797	$—	$—	$1,542,362		$5,565	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.